Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mainland China Employee Contribution Plan (Textual)
Total expenses for employee contribution plan	$ 2,029	$ 2,103	$ 1,816
Discontinued operations expense	$ 517	$ 424	$ 545